UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 03/31/2010

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:		$ 46,477

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      404     6776 SH       SOLE                     6776
3M COMPANY                     COM              88579y101     1740    20820 SH       SOLE                    20820
ABBOTT LABORATORIES            COM              002824100     1920    36442 SH       SOLE                    36442
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      829    11215 SH       SOLE                    11215
ANADARKO PETROLEUM CORP.       COM              032511107     2206    30290 SH       SOLE                    30290
BERKSHIRE HATHAWAY CL A        COM              084670108     1218       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     3414    42010 SH       SOLE                    42010
CATERPILLAR INC.               COM              149123101      390     6203 SH       SOLE                     6203
CHEVRON CORPORATION            COM              166764100      317     4178 SH       SOLE                     4178
CISCO SYSTEMS, INC.            COM              17275R102     1495    57440 SH       SOLE                    57440
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621      911   106423 SH       SOLE                   106423
EMERSON ELECTRIC CO.           COM              291011104     1416    28124 SH       SOLE                    28124
EXXON MOBIL CORP.              COM              30231G102     2061    30773 SH       SOLE                    30773
GENERAL ELECTRIC CO.           COM              369604103     2144   117790 SH       SOLE                   117790
GENZYME CORPORATION            COM              372917104     1488    28713 SH       SOLE                    28713
GOOGLE INC. CL A               COM              38259P508     2303     4061 SH       SOLE                     4061
HEWLETT PACKARD CO.            COM              428236103     1431    26920 SH       SOLE                    26920
JOHNSON & JOHNSON              COM              478160104     2118    32482 SH       SOLE                    32482
MEDCO HEALTH SOLUTIONS INC.    COM              58405U102      287     4446 SH       SOLE                     4446
MEDTRONIC INC.                 COM              585055106     1840    40870 SH       SOLE                    40870
MICROSOFT CORP.                COM              594918104      378    12907 SH       SOLE                    12907
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1298    30820 SH       SOLE                    30820
NESTLE SPON ADR REPSTG REG SH  COM              641069406      311     6076 SH       SOLE                     6076
NEW ENGLAND BANCSHARES INC.    COM              643863202      128    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2119    32024 SH       SOLE                    32024
PETROLEO BRAS VTG SPD ADR      COM              71654v408      496    11140 SH       SOLE                    11140
PLUM CREEK TIMBER CO. INC.     COM              729251108     1391    35745 SH       SOLE                    35745
PROCTOR GAMBLE CO.             COM              742718109     2532    40023 SH       SOLE                    40023
ROCKVILLE FINANCIAL INC.       COM              774186100      122    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      320     5535 SH       SOLE                     5535
SCHLUMBERGER LTD ADR.          COM              806857108      407     6415 SH       SOLE                     6415
SPDR GOLD TRUST ETF            COM              78463v107      812     7450 SH       SOLE                     7450
SPECTRA ENERGY CORP.           COM              847560109     1598    70910 SH       SOLE                    70910
UNITED TECHNOLOGIES CORP.      COM              913017109      254     3450 SH       SOLE                     3450
VANGUARD EMERGING MARKETS      COM              922042858      369     8750 SH       SOLE                     8750
VANGUARD EUROPEAN              COM              922042874     1355    28147 SH       SOLE                    28147
VANGUARD PACIFIC               COM              922042866     1849    33873 SH       SOLE                    33873
ZIMMER HOLDINGS, INC.          COM              98956p102      806    13614 SH       SOLE                    13614